Statement of Additional Information (SAI) Supplement American Century ETF Trust
Supplement dated August 4, 2023 ■ Statement of Additional Information dated March 14, 2023

The following entry is added for Stephen Quance in the Accounts Managed table on pages 48 and 49 of the SAI:

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Stephen Quance[1]	Number of Accounts	9	0	0
	Assets	$7.8 billion[2]	$0	$0
1 Information provided as of July 31, 2023.
2 Includes $9.7 million in American Century Low Volatility ETF.

The following entries are added in the Ownership of Securities table on page 51 of the SAI:

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
American Century Low Volatility ETF
Stephen Quance[1]	A
1 Information provided as of July 31, 2023.

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000;
F – $500,001-$1,000,000; G – More than $1,000,000.

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